Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005448 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005448 | Intuitive Surgical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005448 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005448 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005448 | Stryker
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005448 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005448 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005448 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005448 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005448 | Regeneron Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005448 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000005448 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000005448 | Implants
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005448 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005448 | Other Products & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005448 | Payors
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005448 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005448 | Providers
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005448 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005448 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005449 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005449 | Intuitive Surgical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005449 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005449 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005449 | Stryker
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005449 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005449 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005449 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005449 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005449 | Regeneron Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005449 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000005449 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000005449 | Implants
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005449 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005449 | Other Products & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005449 | Payors
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005449 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005449 | Providers
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005449 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005449 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%